Schedule of property plant and equipment by class of assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment at beginning of period	$ 124,201	$ 159,265
Additions other than through business combinations, property, plant and equipment	14,370	12,380
[custom:AdditionsToReviewOfEstimatesOfDecommissioningCostsOfPropertyPlantAndEquipment]	(1,069)	5,421
Borrowing costs capitalised	971	941
Disposals, property, plant and equipment	(3,149)	(2,361)	$ 74
Increase (decrease) through transfers, property, plant and equipment	1,263	558
[custom:TransfersToAssetsHeldForSalePropertyPlantAndEquipment]	$ (4,240)	$ (1,068)
[custom:DepreciationAmortizationAndDepletionOfPropertyPlantAndEquipment]	(12,955)	(12,326)
Impairment loss recognised in profit or loss, property, plant and equipment	$ (409)	$ (15,102)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	3,823	7,760
Increase (decrease) through net exchange differences, property, plant and equipment	(9,105)	(31,267)
Property, plant and equipment at end of period	125,330	124,201	159,265
Property, plant and equipment	125,330	124,201	159,265
[custom:SignatureBonusesTransfers]	11,629
Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment at beginning of period	224,875
Property, plant and equipment at end of period	216,407	224,875
Property, plant and equipment	216,407	224,875
[custom:PropertyPlantAndEquipment1-0]	102,051
Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment at beginning of period	(46,649)
Property, plant and equipment at end of period	(91,077)	(46,649)
Property, plant and equipment	(91,077)	(46,649)
[custom:PropertyPlantAndEquipment1-0]		(100,674)
Right-of-use assets [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment at beginning of period	15,869	21,588
Additions other than through business combinations, property, plant and equipment	6,954	4,338
Disposals, property, plant and equipment	(279)	(1,271)
Increase (decrease) through transfers, property, plant and equipment	3	(21)
[custom:TransfersToAssetsHeldForSalePropertyPlantAndEquipment]	$ (14)	$ (13)
[custom:DepreciationAmortizationAndDepletionOfPropertyPlantAndEquipment]	(4,281)	(4,022)
Impairment loss recognised in profit or loss, property, plant and equipment	$ (4)	$ (337)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	34	124
Increase (decrease) through net exchange differences, property, plant and equipment	(1,230)	(4,517)
Property, plant and equipment at end of period	17,052	15,869	21,588
Property, plant and equipment	$ 17,052	15,869	21,588
Right-of-use assets [member] | Bottom of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Weighted average of useful life in years	2 years
Right-of-use assets [member] | Top of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Weighted average of useful life in years	47 years
Right-of-use assets [member] | Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment at beginning of period	$ 23,780
Property, plant and equipment at end of period	26,382	23,780
Property, plant and equipment	26,382	23,780
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment at beginning of period	(7,911)
Property, plant and equipment at end of period	(9,330)	(7,911)
Property, plant and equipment	(9,330)	(7,911)
Land Buildings And Improvement [Member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment at beginning of period	3,043	4,450
Disposals, property, plant and equipment	(38)	(4)
Increase (decrease) through transfers, property, plant and equipment	(295)	(258)
[custom:TransfersToAssetsHeldForSalePropertyPlantAndEquipment]	$ (53)	$ (8)
[custom:DepreciationAmortizationAndDepletionOfPropertyPlantAndEquipment]	(97)	(142)
Impairment loss recognised in profit or loss, property, plant and equipment		$ (14)
Increase (decrease) through net exchange differences, property, plant and equipment	$ (177)	(981)
Property, plant and equipment at end of period	2,383	3,043	4,450
Property, plant and equipment	$ 2,383	3,043	4,450
Land Buildings And Improvement [Member] | Bottom of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Weighted average of useful life in years	25 years
Land Buildings And Improvement [Member] | Top of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Weighted average of useful life in years	50 years
Land Buildings And Improvement [Member] | Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment at beginning of period	$ 5,450
Property, plant and equipment at end of period	4,080	5,450
Property, plant and equipment	4,080	5,450
Land Buildings And Improvement [Member] | Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment at beginning of period	(2,407)
Property, plant and equipment at end of period	(1,697)	(2,407)
Property, plant and equipment	(1,697)	(2,407)
Equipment And Other Assets [Member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment at beginning of period	58,680	70,378
Additions other than through business combinations, property, plant and equipment	1,650	4,587
Disposals, property, plant and equipment	(588)	(438)
Increase (decrease) through transfers, property, plant and equipment	2,934	2,676
[custom:TransfersToAssetsHeldForSalePropertyPlantAndEquipment]	$ (2,776)	$ (226)
[custom:DepreciationAmortizationAndDepletionOfPropertyPlantAndEquipment]	(4,235)	(4,298)
Impairment loss recognised in profit or loss, property, plant and equipment	$ (377)	$ (7,293)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	1,796	5,542
Increase (decrease) through net exchange differences, property, plant and equipment	(3,958)	(12,248)
Property, plant and equipment at end of period	53,126	58,680	70,378
Property, plant and equipment	$ 53,126	58,680	70,378
Equipment And Other Assets [Member] | Bottom of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Weighted average of useful life in years	3 years
Equipment And Other Assets [Member] | Top of range [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Weighted average of useful life in years	31 years
Equipment And Other Assets [Member] | Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment at beginning of period	$ 107,199
Property, plant and equipment at end of period	98,085	107,199
Property, plant and equipment	98,085	107,199
Equipment And Other Assets [Member] | Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment at beginning of period	(48,519)
Property, plant and equipment at end of period	(44,959)	(48,519)
Property, plant and equipment	(44,959)	(48,519)
Assets Under Construction [Member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment at beginning of period	15,443	21,952
Additions other than through business combinations, property, plant and equipment	5,761	3,090
Borrowing costs capitalised	971	941
Disposals, property, plant and equipment	(599)	(461)
Increase (decrease) through transfers, property, plant and equipment	(3,160)	(3,175)
[custom:TransfersToAssetsHeldForSalePropertyPlantAndEquipment]	(575)	27
Impairment loss recognised in profit or loss, property, plant and equipment	(1)	(2,855)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	114	482
Increase (decrease) through net exchange differences, property, plant and equipment	(1,032)	(4,558)
Property, plant and equipment at end of period	16,922	15,443	21,952
Property, plant and equipment	16,922	15,443	21,952
Assets Under Construction [Member] | Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment at beginning of period	27,544
Property, plant and equipment at end of period	25,954	27,544
Property, plant and equipment	25,954	27,544
Assets Under Construction [Member] | Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment at beginning of period	(12,101)
Property, plant and equipment at end of period	(9,032)	(12,101)
Property, plant and equipment	(9,032)	(12,101)
Exploration And Development Costs [Member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment at beginning of period	31,166	40,897
Additions other than through business combinations, property, plant and equipment	5	365
[custom:AdditionsToReviewOfEstimatesOfDecommissioningCostsOfPropertyPlantAndEquipment]	(1,069)	5,421
Disposals, property, plant and equipment	(1,645)	(187)
Increase (decrease) through transfers, property, plant and equipment	1,781	1,336
[custom:TransfersToAssetsHeldForSalePropertyPlantAndEquipment]	$ (822)	$ (848)
[custom:DepreciationAmortizationAndDepletionOfPropertyPlantAndEquipment]	(4,342)	(3,864)
Impairment loss recognised in profit or loss, property, plant and equipment	$ (27)	$ (4,603)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	1,879	1,612
Increase (decrease) through net exchange differences, property, plant and equipment	(2,708)	(8,963)
Property, plant and equipment at end of period	35,847	31,166	40,897
Property, plant and equipment	35,847	31,166	$ 40,897
[custom:SignatureBonusesTransfersPropertyPlantAndEquipment]	11,629
Exploration And Development Costs [Member] | Gross carrying amount [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment at beginning of period	60,902
Property, plant and equipment at end of period	61,906	60,902
Property, plant and equipment	61,906	60,902
Exploration And Development Costs [Member] | Accumulated depreciation and amortisation [member]
DisclosurePropertyPlantAndEquipmentLineItems [Line Items]
Property, plant and equipment at beginning of period	(29,736)
Property, plant and equipment at end of period	(26,059)	(29,736)
Property, plant and equipment	$ (26,059)	$ (29,736)